Exploration and evaluation of oil and gas reserves (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Collateral for crude oil exploration concession agreements, amount	$ 1,445	$ 1,250
Marlim [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	1,406	1,239
Buzios [Member]
IfrsStatementLineItems [Line Items]
Assets pledged as collateral	$ 39	$ 11